Segment Information (Tables)	12 Months Ended
Mar. 31, 2014
Principal Products and Services, and Functions of Each Segment

Principal products and services, and functions of each segment are as follows:

Segment	Principal products and services	Functions
Motorcycle Business	Motorcycles, all-terrain vehicles (ATVs) and relevant parts	Research & Development Manufacturing Sales and related services
Automobile Business	Automobiles and relevant parts	Research & Development Manufacturing Sales and related services
Financial Services Business	Financial, insurance services	Retail loan and lease related to Honda products Others
Power Product and Other Businesses	Power products and relevant parts, and others	Research & Development Manufacturing Sales and related services Others

Segment Information

Segment Information

As of and for the year ended March 31, 2012

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Consolidated
Net sales and other operating revenue:
External customers	¥1,348,828	¥5,805,975	¥516,148	¥277,144	¥7,948,095	¥—	¥7,948,095
Intersegment	—	16,767	10,428	12,590	39,785	(39,785)	—

Total	¥1,348,828	¥5,822,742	¥526,576	¥289,734	¥7,987,880	¥(39,785)	¥7,948,095
Cost of sales, SG&A and R&D expenses	1,206,226	5,899,948	356,570	293,772	7,756,516	(39,785)	7,716,731

Segment income (loss)	¥142,602	¥(77,206)	¥170,006	¥(4,038)	¥231,364	¥—	¥231,364

Equity in income of affiliates	¥31,185	¥68,521	¥—	¥700	¥100,406	¥—	¥100,406
Segment assets	¥1,006,684	¥4,955,791	¥5,644,380	¥305,235	¥11,912,090	¥(124,491)	¥11,787,599
Investments in affiliates	¥70,275	¥343,429	¥—	¥17,079	¥430,783	¥—	¥430,783
Depreciation and amortization	¥43,564	¥289,845	¥211,325	¥10,133	¥554,867	¥—	¥554,867
Capital expenditures	¥62,075	¥349,605	¥686,495	¥10,005	¥1,108,180	¥—	¥1,108,180
Damaged and impairment losses on long-lived assets	¥—	¥8,260	¥1,514	¥2,330	¥12,104	¥—	¥12,104
Provision for credit and lease residual losses on finance subsidiaries-receivables	¥—	¥—	¥13,032	¥—	¥13,032	¥—	¥13,032

As of and for the year ended March 31, 2013

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Consolidated
Net sales and other operating revenue:
External customers	¥1,339,549	¥7,709,216	¥548,506	¥280,676	¥9,877,947	¥—	¥9,877,947
Intersegment	—	14,374	11,750	10,994	37,118	(37,118)	—

Total	¥1,339,549	¥7,723,590	¥560,256	¥291,670	¥9,915,065	¥(37,118)	¥9,877,947
Cost of sales, SG&A and R&D expenses	1,229,316	7,437,599	402,098	301,242	9,370,255	(37,118)	9,333,137

Segment income (loss)	¥110,233	¥285,991	¥158,158	¥(9,572)	¥544,810	¥—	¥544,810

Equity in income of affiliates	¥25,606	¥56,361	¥—	¥756	¥82,723	¥—	¥82,723
Segment assets	¥1,095,357	¥5,759,126	¥6,765,322	¥309,149	¥13,928,954	¥(293,597)	¥13,635,357
Investments in affiliates	¥85,039	¥352,317	¥—	¥20,020	¥457,376	¥—	¥457,376
Depreciation and amortization	¥34,665	¥290,522	¥256,166	¥9,116	¥590,469	¥—	¥590,469
Capital expenditures	¥73,513	¥540,625	¥794,869	¥14,519	¥1,423,526	¥—	¥1,423,526
Damaged and impairment losses on long-lived assets	¥—	¥—	¥4,773	¥—	¥4,773	¥—	¥4,773
Provision for credit and lease residual losses on finance subsidiaries-receivables	¥—	¥—	¥10,059	¥—	¥10,059	¥—	¥10,059

As of and for the year ended March 31, 2014

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Consolidated
Net sales and other operating revenue:
External customers	¥1,663,631	¥9,176,360	¥698,185	¥304,275	¥11,842,451	¥—	¥11,842,451
Intersegment	—	18,569	10,403	13,900	42,872	(42,872)	—

Total	¥1,663,631	¥9,194,929	¥708,588	¥318,175	¥11,885,323	¥(42,872)	¥11,842,451
Cost of sales, SG&A and R&D expenses	1,498,026	8,791,228	525,832	319,956	11,135,042	(42,872)	11,092,170

Segment income (loss)	¥165,605	¥403,701	¥182,756	¥(1,781)	¥750,281	¥—	¥750,281

Equity in income of affiliates	¥36,479	¥94,506	¥—	¥1,486	¥132,471	¥—	¥132,471
Segment assets	¥1,264,903	¥6,398,580	¥7,980,989	¥346,177	¥15,990,649	¥(368,618)	¥15,622,031
Investments in affiliates	¥102,359	¥439,556	¥—	¥20,749	¥562,664	¥—	¥562,664
Depreciation and amortization	¥46,038	¥383,325	¥354,704	¥10,653	¥794,720	¥—	¥794,720
Capital expenditures	¥57,702	¥705,696	¥1,131,761	¥14,708	¥1,909,867	¥—	¥1,909,867
Damaged and impairment losses on long-lived assets	¥—	¥—	¥3,301	¥—	¥3,301	¥—	¥3,301
Provision for credit and lease residual losses on finance subsidiaries-receivables	¥—	¥—	¥18,904	¥—	¥18,904	¥—	¥18,904

Explanatory notes:

1.	Segment income (loss) of each segment is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses). Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable.
2.	Segment assets of each segment are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.
3.	Intersegment sales and revenues are generally made at values that approximate arm’s-length prices.
4.	Unallocated corporate assets, included in reconciling items, amounted to ¥399,732 million as of March 31, 2012, ¥293,583 million as of March 31, 2013 and ¥294,819 million as of March 31, 2014, respectively, which consist primarily of cash and cash equivalents, available-for-sale securities and held-to-maturity securities held by the Company. Reconciling items also include elimination of intersegment transactions.
5.	Depreciation and amortization of Financial services business include ¥209,762 million for the year ended March 31, 2012, ¥254,933 million for the year ended March 31, 2013 and ¥352,402 million for the year ended March 31, 2014, respectively, of depreciation of property on operating leases.
6.	Capital expenditures of Financial services business includes ¥683,767 million for the year ended March 31, 2012, ¥793,118 million for the year ended March 31, 2013 and ¥1,127,840 million for the year ended March 31, 2014, respectively, of purchases of operating lease assets.
7.	Liabilities accrued for warranties issued are ¥60,004 million, ¥97,108 million and ¥153,898 million, for the years ended March 31, 2012, 2013 and 2014, respectively. These are mainly included in Cost of sales, SG&A and R&D expenses of Automobile business.
8.	Previously, Honda used principally the declining-balance method for calculating the depreciation of property, plant and equipment. Effective April 1, 2012, Honda changed to the straight line method of depreciation. As a result of the change in depreciation method, depreciation expense for the year ended March 31, 2013 decreased by approximately ¥6,358 million in Motorcycle business, ¥48,568 million in Automobile business, ¥77 million in Financial services business and ¥1,297 million in Power product and other businesses, respectively. It resulted in an increase of segment income, see note 1(k).
9.	For the year ended March 31, 2012 and 2013, impacts of the floods in Thailand are mainly included in Cost of sales, SG&A and R&D expenses of Automobile business, see note 1(u).

External Sales and Other Operating Revenue by Product or Service Groups

External Sales and Other Operating Revenue by Product or Service Groups

	Yen (millions)
	2012	2013	2014
Motorcycles and relevant parts	¥1,286,319	¥1,274,890	¥1,582,901
All-terrain vehicles (ATVs) and relevant parts	62,509	64,659	80,730
Automobiles and relevant parts	5,805,975	7,709,216	9,176,360
Financial, insurance services	516,148	548,506	698,185
Power products and relevant parts	208,661	221,321	251,630
Others	68,483	59,355	52,645

Total	¥7,948,095	¥9,877,947	¥11,842,451

Geographical Information

Geographical Information

As of and for the year ended March 31, 2012

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,774,573	¥3,099,810	¥3,073,712	¥7,948,095
Long-lived assets	¥1,048,402	¥1,889,567	¥596,939	¥3,534,908

As of and for the year ended March 31, 2013

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,925,333	¥4,063,727	¥3,888,887	¥9,877,947
Long-lived assets	¥1,167,236	¥2,380,885	¥802,697	¥4,350,818

As of and for the year ended March 31, 2014

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥2,216,735	¥4,934,018	¥4,691,698	¥11,842,451
Long-lived assets	¥1,280,071	¥2,783,977	¥1,134,021	¥5,198,069

Supplemental Geographical Information Based on Location of the Company and Its Subsidiaries

Supplemental geographical information based on the location of the Company and its subsidiaries

As of and for the year ended March 31, 2012

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Net sales and other operating revenue:
External customers	¥1,774,573	¥3,500,245	¥519,329	¥1,276,621	¥877,327	¥7,948,095	¥—	¥7,948,095
Transfers between geographic areas	1,588,379	214,511	61,463	213,857	15,805	2,094,015	(2,094,015)	—

Total	¥3,362,952	¥3,714,756	¥580,792	¥1,490,478	¥893,132	¥10,042,110	¥(2,094,015)	¥7,948,095
Cost of sales, SG&A and R&D expenses	¥3,472,786	¥3,491,463	¥592,901	¥1,413,608	¥836,176	¥9,806,934	¥(2,090,203)	¥7,716,731

Operating income (loss)	¥(109,834)	¥223,293	¥(12,109)	¥76,870	¥56,956	¥235,176	¥(3,812)	¥231,364

Assets	¥3,112,901	¥6,333,851	¥568,790	¥1,070,331	¥611,818	¥11,697,691	¥89,908	¥11,787,599
Long-lived assets	¥1,048,402	¥1,970,631	¥111,354	¥274,182	¥130,339	¥3,534,908	¥—	¥3,534,908

As of and for the year ended March 31, 2013

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Net sales and other operating revenue:
External customers	¥1,925,333	¥4,612,361	¥536,856	¥1,926,434	¥876,963	¥9,877,947	¥—	¥9,877,947
Transfers between geographic areas	1,968,179	244,741	105,254	379,213	19,504	2,716,891	(2,716,891)	—

Total	¥3,893,512	¥4,857,102	¥642,110	¥2,305,647	¥896,467	¥12,594,838	¥(2,716,891)	¥9,877,947
Cost of sales, SG&A and R&D expenses	¥3,715,084	¥4,648,184	¥641,650	¥2,158,889	¥860,773	¥12,024,580	¥(2,691,443)	¥9,333,137

Operating income (loss)	¥178,428	¥208,918	¥460	¥146,758	¥35,694	¥570,258	¥(25,448)	¥544,810

Assets	¥3,264,383	¥7,645,540	¥673,667	¥1,523,192	¥660,856	¥13,767,638	¥(132,281)	¥13,635,357
Long-lived assets	¥1,167,236	¥2,481,097	¥124,088	¥434,827	¥143,570	¥4,350,818	¥—	¥4,350,818

As of and for the year ended March 31, 2014

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Consolidated
Net sales and other operating revenue:
External customers	¥2,216,735	¥5,595,981	¥676,502	¥2,340,100	¥1,013,133	¥11,842,451	¥—	¥11,842,451
Transfers between geographic areas	1,975,544	374,018	98,766	486,823	12,368	2,947,519	(2,947,519)	—

Total	¥4,192,279	¥5,969,999	¥775,268	¥2,826,923	¥1,025,501	¥14,789,970	¥(2,947,519)	¥11,842,451
Cost of sales, SG&A and R&D expenses	¥3,978,185	¥5,679,094	¥792,393	¥2,609,023	¥980,600	¥14,039,295	¥(2,947,125)	¥11,092,170

Operating income (loss)	¥214,094	¥290,905	¥(17,125)	¥217,900	¥44,901	¥750,675	¥(394)	¥750,281

Assets	¥3,442,746	¥8,825,278	¥709,469	¥1,996,929	¥767,225	¥15,741,647	¥(119,616)	¥15,622,031
Long-lived assets	¥1,280,071	¥3,025,095	¥133,061	¥588,413	¥171,429	¥5,198,069	¥—	¥5,198,069

Explanatory notes:

1.	Major countries or regions in each geographic area:

North America	United States, Canada, Mexico
Europe	United Kingdom, Germany, France, Belgium, Russia
Asia	Thailand, Indonesia, China, India, Vietnam
Other Regions	Brazil, Australia

2.	Operating income (loss) of each geographical region is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses).
3.	Assets of each geographical region are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets.
4.	Sales and revenues between geographic areas are generally made at values that approximate arm’s-length prices.
5.	Unallocated corporate assets, included in reconciling items, amounted to ¥399,732 million as of March 31, 2012, ¥293,583 million as of March 31, 2013 and ¥294,819 million as of March 31, 2014, respectively, which consist primarily of cash and cash equivalents, available-for-sale securities and held-to-maturity securities held by the Company. Reconciling items also include elimination of transactions between geographic areas.
6.	Previously, Honda used principally the declining-balance method for calculating the depreciation of property, plant and equipment. Effective April 1, 2012, Honda changed to the straight line method of depreciation. As a result of the change in depreciation method, depreciation expense for the year ended March 31, 2013 decreased by approximately ¥42,486 million in Japan, ¥9,602 million in North America, ¥1,068 million in Europe and ¥3,144 million in Asia, respectively. It resulted in an increase of operating income, see note 1(k).
7.	For the year ended March 31, 2012 and 2013, impacts of the floods in Thailand are included in Cost of sales, SG&A and R&D expenses of Asia, see note 1(u).